UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Lansdowne Partners Limited
        as general partner
Name:   Paul M. Ruddock
        Title:  Director
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             February 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $1,691,446
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1.          028-11977         Lansdowne Macro Fund Ltd.
2.          028-11976         Lansdowne Global Financials Fund Ltd.
3.          028-11978         Lansdowne UK Equity Fund Ltd.
4.          028-11979         Lansdowne European Equity Fund Ltd.
5.          028-              Lansdowne Global Financials Fund L.P.

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2007
COLUMN 1                          COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARED    NONE

------------------------------------------------------------------------------------------------------------------------------------
ALUMINUM CORP CHINA LTD        SPON ADR H SHS     022276109   19,750    390,000  SH          SOLE     NONE     390,000
BANCO BRADESCO S A             SP ADR PFD NEW     059460303   19,942    623,200  SH          SOLE     NONE     623,200
BANCOLOMBIA S A                 SPON ADR PREF     05968L102   11,424    335,800  SH          SOLE     NONE     335,800
COMPANHIA BRASILEIRA DE DIST    SPON ADR PFD      20440T201    3,441     93,100  SH          SOLE     NONE      93,100
BUCYRUS INTL INC NEW                CL A          118759109    8,861     89,151  SH         DEFINED    1        89,151
BUCYRUS INTL INC NEW                CL A          118759109       84        849  SH          SOLE     NONE         849
CENTRAL EUROPEAN DIST CORP           COM          153435102   64,054  1,102,860  SH         DEFINED    4     1,102,860
CENTRAL EUROPEAN DIST CORP           COM          153435102   63,942  1,100,936  SH          SOLE     NONE   1,100,936
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209    9,401    287,746  SH          SOLE     NONE     287,746
CONSOL ENERGY INC                    COM          20854P109   49,648    694,187  SH         DEFINED    4       694,187
CONSOL ENERGY INC                    COM          20854P109   39,180    547,813  SH          SOLE     NONE     547,813
SELECT SECTOR SPDR TR           SBI INT-FINAL     81369Y605   14,328    495,250  SH         DEFINED    1       495,250
SELECT SECTOR SPDR TR           SBI INT-FINAL     81369Y605      137      4,750  SH          SOLE     NONE       4,750
FLUOR CORP NEW                       COM          343412102    2,166     14,861  SH         DEFINED    1        14,861
FLUOR CORP NEW                       COM          343412102       20        139  SH          SOLE     NONE         139
FOSTER WHEELER LTD                 SHS NEW        G36535139    2,366     15,261  SH         DEFINED    1        15,261
FOSTER WHEELER LTD                 SHS NEW        G36535139       22        143  SH          SOLE     NONE         143
GENESIS LEASE LTD                    ADR          37183T107    2,479    132,120  SH         DEFINED    2       132,120
GENESIS LEASE LTD                    ADR          37183T107      335     17,880  SH         DEFINED    5        17,880
GFI GROUP INC                        COM          361652209  113,672  1,187,547  SH         DEFINED    2     1,187,547
GFI GROUP INC                        COM          361652209   20,687    216,121  SH         DEFINED    5       216,121
GLG PARTNERS INC                     COM          37929X107   81,707  6,007,870  SH         DEFINED    3     6,007,870
GLG PARTNERS INC                     COM          37929X107   16,308  1,199,119  SH          SOLE     NONE   1,199,119
GOLDMAN SACHS GROUP INC              COM          38141G104  310,011  1,441,578  SH         DEFINED    3     1,441,578
GOLDMAN SACHS GROUP INC              COM          38141G104  149,817    696,663  SH         DEFINED    2       696,663
GOLDMAN SACHS GROUP INC              COM          38141G104   27,263    126,777  SH         DEFINED    5       126,777
GOLDMAN SACHS GROUP INC              COM          38141G104   46,458    216,032  SH          SOLE     NONE     216,032
INTERCONTINENTALEXCHANGE INC         COM          45865V100   60,730    315,483  SH         DEFINED    2       315,483
INTERCONTINENTALEXCHANGE INC         COM          45865V100   11,051     57,407  SH         DEFINED    5        57,407
JOY GLOBAL INC                       COM          481165108    7,824    118,870  SH         DEFINED    1       118,870
JOY GLOBAL INC                       COM          481165108       74      1,130  SH          SOLE     NONE       1,130
KBR INC                              COM          48242W106    7,187    185,237  SH         DEFINED    1       185,237
KBR INC                              COM          48242W106       68      1,763  SH          SOLE     NONE       1,763
M D C HLDGS INC                      COM          552676108    2,869     77,267  SH         DEFINED    1        77,267
M D C HLDGS INC                      COM          552676108       27        733  SH          SOLE     NONE         733
MECHEL OAO                      SPONSORED ADR     583840103   21,524    221,578  SH         DEFINED    4       221,578
MECHEL OAO                      SPONSORED ADR     583840103   32,333    332,853  SH          SOLE     NONE     332,853
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109    8,143     80,000  SH          SOLE     NONE      80,000
NASDAQ STOCK MARKET INC              COM          631103108   30,103    608,274  SH         DEFINED    2       608,274
NASDAQ STOCK MARKET INC              COM          631103108    5,480    110,726  SH         DEFINED    5       110,726
NVR INC                              COM          62944T105    3,115      5,944  SH         DEFINED    1         5,944
NVR INC                              COM          62944T105       29         56  SH          SOLE     NONE          56
OCH ZIFF CAP MGMT GROUP             CL A          67551U105   90,700  3,451,307  SH         DEFINED    3     3,451,307
OCH ZIFF CAP MGMT GROUP             CL A          67551U105   53,483  2,035,112  SH         DEFINED    2     2,035,112
OCH ZIFF CAP MGMT GROUP             CL A          67551U105    9,861    375,244  SH         DEFINED    5       375,244
OCH ZIFF CAP MGMT GROUP             CL A          67551U105   23,006    875,434  SH          SOLE     NONE     875,434
PARTNERRE LTD                        COM          G6852T105   60,348    731,225  SH         DEFINED    2       731,225
PARTNERRE LTD                        COM          G6852T105   10,983    133,075  SH         DEFINED    5       133,075
PATRIOT COAL CORP                    COM          70336T104      743     17,790  SH         DEFINED    1        17,790
PATRIOT COAL CORP                    COM          70336T104        9        209  SH          SOLE     NONE         209
PEABODY ENERGY CORP                  COM          704549104   55,746    904,385  SH         DEFINED    4       904,385
PEABODY ENERGY CORP                  COM          704549104   10,991    178,309  SH         DEFINED    1       178,309
PEABODY ENERGY CORP                  COM          704549104   44,153    716,306  SH          SOLE     NONE     716,306
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408   19,821    172,000  SH          SOLE     NONE     172,000
RYLAND GROUP INC                     COM          783764103    3,411    123,826  SH         DEFINED    1       123,826
RYLAND GROUP INC                     COM          783764103       32      1,174  SH          SOLE     NONE       1,174
SHAW GROUP INC                       COM          820280105    6,286    104,010  SH         DEFINED    1       104,010
SHAW GROUP INC                       COM          820280105       60        990  SH          SOLE     NONE         990
TOLL BROTHERS INC                    COM          889478103    6,359    316,995  SH         DEFINED    1       316,995
TOLL BROTHERS INC                    COM          889478103       60      3,005  SH          SOLE     NONE       3,005
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT     90458E107   26,336    188,600  SH          SOLE     NONE     188,600
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR     68370R109      994     23,900  SH          SOLE     NONE      23,900




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